Consolidated statements of financial position - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Intangible assets	€ 41	€ 5
Laboratory and office equipment	173	131
Financial assets	20	1
Total non-current assets	234	137
Current assets
Other assets	696	264
Cash and cash equivalents	123,282	29,117
Total current assets	123,979	29,381
Total assets	124,213	29,518
Equity
Issued capital	2,858	31
Other reserves	167,864	1,685
Accumulated deficit	(51,293)	(27,055)
Own shares	0	(350)
Total equity	119,429	(25,689)
Non-current liabilities
Preferred shares	0	53,440
Deferred income	15	19
Provisions	2	2
Total non-current liabilities	17	53,461
Current liabilities
Trade payables	4,464	1,534
Other liabilities	302	212
Total current liabilities	4,767	1,746
Total equity and liabilities	€ 124,213	€ 29,518